Matthews Asia Dividend Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	182 Months Ended	230 Months Ended	266 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025 [2]
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			28.59%	5.36%	8.45%		5.63% [1]	7.34%
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			26.88%	(0.76%)	5.57%		7.07%
Performance Inception Date		Oct. 31, 2006
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		26.19%	(1.69%)	4.63%		6.16%
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.56%	(0.53%)	4.41%		5.78%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			27.06%	(0.65%)	5.69%	5.55%
Performance Inception Date		Oct. 29, 2010

[1]	Calculated from 10/31/06.
[2]	Calculated from 10/31/03.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	Because the inception date of the Institutional Class is later than that of the Index returns shown, the since-inception performance of the Institutional Class is not directly comparable to the performance of the Index.